Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Deferred revenues and gains	$ 31,324	$ 33,363
Guarantee liabilities	9,434	10,633
Asset retirement obligation	27,759	27,302
Pension liabilities	4,847	6,529
In-process revenue contracts	17,800	24,313
Unrecognized tax benefits	40,556	31,061
Other	1,325	3,168
Other long-term liabilities	$ 133,045	$ 136,369